17. EARNINGS (LOSS) PER SHARE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2016
Warrant purchase	5,890,000
Warrants exercised	2,340,000
Diluted loss per share		1,050,000
Series B Preferred Stock
Preferred Stock		$ 5,227,247
Series A Preferred Stock
Preferred Stock		$ 5,227,247